WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 69.2%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$558,095
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,741,059
AT&T Inc., Senior Notes	1.650%	2/1/28	3,710,000	3,662,108
AT&T Inc., Senior Notes	2.250%	2/1/32	620,000	597,045
AT&T Inc., Senior Notes	3.100%	2/1/43	8,640,000	8,195,578
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	388,554
AT&T Inc., Senior Notes	3.500%	9/15/53	125,000	118,780	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	1,688,000	1,598,389	(a)
AT&T Inc., Senior Notes	3.800%	12/1/57	60,000	59,191	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	1,798,000	1,721,719	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,383,094
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	330,000	359,853
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	250,000	247,677
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	440,000	444,485
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	422,850
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	161,703
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	680,000	689,428
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	595,959
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	404,913
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	733,573
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	2,052,949
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,152,490
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	526,353
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,689,352

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	$1,830,000	$1,689,237
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	109,620
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,000,000	2,484,685
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	5,488,444
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,400,000	1,658,384
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	3,286,464
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	2,710,000	2,448,788

Total Diversified Telecommunication Services				46,670,819

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	210,000	208,514
Alphabet Inc., Senior Notes	0.800%	8/15/27	380,000	369,973
Alphabet Inc., Senior Notes	1.100%	8/15/30	450,000	420,986
Alphabet Inc., Senior Notes	2.050%	8/15/50	710,000	600,713

Total Interactive Media & Services				1,600,186

Media - 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	124,725
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	682,683
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,119,409
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	2,332,107
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	156,920
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	5,809,518

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$400,000	$527,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	4,600,000	5,631,061
Comcast Corp., Senior Notes	3.950%	10/15/25	2,820,000	3,167,568
Comcast Corp., Senior Notes	3.300%	4/1/27	500,000	551,346
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,407,308
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	305,404
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	6,962,972
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	2,407,223
Comcast Corp., Senior Notes	3.450%	2/1/50	1,600,000	1,667,476
Comcast Corp., Senior Notes	2.800%	1/15/51	1,400,000	1,292,214
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,497,526
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	93,081
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,438,208
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	191,811
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,648,650
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	60,221

Total Media				41,074,667

Wireless Telecommunication Services - 1.0%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	110,099
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	170,000	169,532
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	9,150,000	10,046,471
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	540,000	536,263
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	2,820,000	2,712,163
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	302,773
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,720,000	1,617,282
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	780,000	734,967
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	1,895,000	2,393,636

Total Wireless Telecommunication Services				18,623,186

TOTAL COMMUNICATION SERVICES				107,968,858

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.5%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$90,000	$90,319	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	300,000	301,875
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	259,990
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,347,456
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,192,919
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	292,901
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,119,994	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,339,638	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	2,187,449	(a)

Total Automobiles				9,132,541

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,110,000	1,167,649
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	5,139,260
McDonald’s Corp., Senior Notes	3.300%	7/1/25	200,000	217,910
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	81,854
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	734,371
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	520,001
McDonald’s Corp., Senior Notes	3.500%	7/1/27	280,000	311,243
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	168,716
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	63,107
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	5,786,444
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	331,835
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	560,008
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,148,000

Total Hotels, Restaurants & Leisure				16,230,398

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	4.350%	4/1/23	864,000	909,874

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,860,000	1,854,742
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	552,001
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,506,782
Amazon.com Inc., Senior Notes	2.100%	5/12/31	170,000	170,614
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	586,944
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	581,220
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,480,000	4,927,692

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	$120,000	$144,967
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,410,912

Total Internet & Direct Marketing Retail				11,735,874

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	1,106,996
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,110,000	5,381,195
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,403,595
Target Corp., Senior Notes	2.250%	4/15/25	70,000	74,020
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	190,000	208,144

Total Specialty Retail				8,173,950

Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc., Senior Notes	2.400%	3/27/25	160,000	169,730
NIKE Inc., Senior Notes	3.375%	3/27/50	9,920,000	10,695,541

Total Textiles, Apparel & Luxury Goods				10,865,271

TOTAL CONSUMER DISCRETIONARY				57,047,908

CONSUMER STAPLES - 3.2%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,817,706
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,660,000	1,885,371
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	420,000	495,628
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	295,846
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	468,818
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	632,054
Coca-Cola Co., Senior Notes	3.375%	3/25/27	2,750,000	3,076,140
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	123,284
Coca-Cola Co., Senior Notes	2.600%	6/1/50	2,400,000	2,193,405
PepsiCo Inc., Senior Notes	2.250%	3/19/25	60,000	63,465
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,186,724
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,090,000	2,326,606

Total Beverages				14,565,047

Food & Staples Retailing - 0.4%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	390,000	392,480
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	388,048
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,208,764

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - (continued)
Walmart Inc., Senior Notes	3.400%	6/26/23	$180,000	$191,081
Walmart Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,463,509
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	934,870

Total Food & Staples Retailing				6,578,752

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	200,000	236,718
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	2,168,974	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	320,000	327,455	(a)

Total Food Products				2,733,147

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	98,011

Tobacco - 1.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	141,995
Altria Group Inc., Senior Notes	4.800%	2/14/29	304,000	348,475
Altria Group Inc., Senior Notes	2.450%	2/4/32	580,000	549,765
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	965,548
Altria Group Inc., Senior Notes	5.950%	2/14/49	6,000,000	7,382,367
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	18,340,248
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,002,534
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	377,852	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	380,315
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	958,614
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,837,150

Total Tobacco				35,284,863

TOTAL CONSUMER STAPLES				59,259,820

ENERGY - 10.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	89,000	98,689

Oil, Gas & Consumable Fuels - 10.0%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	1,027,250
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	201,757
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,066,610
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	50,000	52,383
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	119,507

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	$12,900,000	$11,992,318
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	559,911
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	4,800,000	4,994,833	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,557,524	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,740,007
Chevron Corp., Senior Notes	2.978%	5/11/40	230,000	232,184
Chevron Corp., Senior Notes	3.078%	5/11/50	3,070,000	3,057,145
Chevron USA Inc., Senior Notes	3.850%	1/15/28	220,000	251,199
Chevron USA Inc., Senior Notes	6.000%	3/1/41	100,000	143,495
Chevron USA Inc., Senior Notes	4.950%	8/15/47	480,000	623,626
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,740,000	1,914,228
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,730,000	1,944,217
ConocoPhillips, Senior Notes	3.750%	10/1/27	1,360,000	1,530,110	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	580,000	666,630	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	173,824
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,030,000	1,118,838
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,716,719
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,220,000	2,680,532
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	827,432
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	488,943
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,320,000	1,400,228
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,426,875
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	3,076,739
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	217,799
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	641,214
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,260,000	3,473,000
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	44,273
Energy Transfer LP, Senior Notes	5.400%	10/1/47	200,000	227,318
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,290,000	2,862,817
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	829,929
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,944,393
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	479,191
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,900,000	4,061,196
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	200,000	236,987

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	$130,000	$130,775
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,350,000	2,419,987
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,928,288
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,482,283
EOG Resources Inc., Senior Notes	4.950%	4/15/50	8,550,000	10,906,746
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	90,000	92,206
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,404,296
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	675,566
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,649,219
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,342,244
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	71,173
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	7,000,000	7,271,481
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	15,489,169	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,660,000	1,878,486
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	616,664
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	232,026
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	631,312
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	360,000	359,550
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,821,500
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,464,458
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	193,000
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,178,905
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	715,257
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	243,739
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	225,572
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	817,394
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,701,272
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	370,134
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,204,312	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,370,920
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	3,374,415
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,374,620	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,262,889
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	945,835
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	515,630

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	$830,000	$798,118
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	558,511	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,220,277
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,791,488
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	1,020,529
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,204,987	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,400,000	2,446,943	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,563,267
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,000,000	1,063,609
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	3,000,000	3,160,093
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,380,000	1,440,375
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	318,750
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,680,000	2,958,050
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	400,000	445,974
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	150,000	149,664	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	96,708
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	2,075,564
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	419,297
WPX Energy Inc., Senior Notes	4.500%	1/15/30	260,000	281,065

Total Oil, Gas & Consumable Fuels				185,977,773

TOTAL ENERGY				186,076,462

FINANCIALS - 19.2%
Banks - 12.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	2,085,024	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,644,595	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes	3.848%	4/12/23	$1,400,000	$1,487,500
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,704,062
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,980,000	5,018,429	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	611,200	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	9,380,000	9,516,910	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	654,862	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	551,300	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	5,000,000	5,704,535	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,152,247
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	1,027,639
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	110,585	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,161,937	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	7,844,719	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	1,018,511	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	2,000,000	2,069,789	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	5,192,655	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,233,803	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	12,724,118	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,804,888	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,749,230	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	3,684,472
Citigroup Inc., Senior Notes	4.650%	7/23/48	2,000,000	2,507,727
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,842,865	(b)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	$3,300,000	$3,703,920
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,918,633
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,398,436
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	17,563,197
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	471,656
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	818,661
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	630,312
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,769,262
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	3,070,470
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,856,985
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	3,072,981	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	213,699	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,890,000	2,927,026	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	201,423	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,143,925	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,870,813
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,667,201
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	229,311	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	950,240
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,110,539
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	925,716	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	281,776	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	3,087,019	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	930,000	966,539	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,892,587	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	27,080,000	27,303,775	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,790,000	2,756,717	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	$2,500,000	$2,828,724	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	652,621	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	312,495	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,532,705
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	1,083,007
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	623,249	(b)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,002,758
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,806,826
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	527,408
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	215,716	(b)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,683,591	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	892,079
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,022,977
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	1,166,982	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	389,884	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	725,134	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	238,994	(a)(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	780,000	813,636	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	5,000,000	4,997,054	(b)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	$10,020,000	$13,248,126	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	821,059
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	450,746
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	760,846
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,889,596
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,641,441
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,148,126

Total Banks				231,382,201

Capital Markets - 5.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	298,896
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	601,449
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	14,204,076	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	371,759
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	6,273,340
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,000,000	6,327,450
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,135,714	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,496,135
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,199,773
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,321,327
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	628,508	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	6/28/21	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(g)(h)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,831,657	(b)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	4,227,201	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	$20,000,000	$28,677,135	(b)
UBS AG, Senior Notes	1.750%	4/21/22	950,000	962,104	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	2,080,000	2,143,216	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,870,000	3,221,442	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	15,990,500	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	4,272,470	(a)(b)

Total Capital Markets				98,184,152

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,070,716
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	642,609	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	506,069	(a)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	458,079	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	388,664	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	153,296	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	7,625,745	(d)(e)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,918,087

Total Diversified Financial Services				12,763,265

Insurance - 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	700,397
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	533,000	576,074
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	573,112
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	300,000	302,598	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,121,974	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	9,332,831	(a)

Total Insurance				12,606,986

TOTAL FINANCIALS				354,936,604

HEALTH CARE - 9.3%
Biotechnology - 2.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	7,090,852

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	2.600%	11/21/24	$6,270,000	$6,644,077
AbbVie Inc., Senior Notes	3.800%	3/15/25	2,060,000	2,262,102
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,181,588
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,557,155
AbbVie Inc., Senior Notes	3.200%	11/21/29	6,790,000	7,288,611
AbbVie Inc., Senior Notes	4.050%	11/21/39	7,710,000	8,637,860
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,325,000	9,602,910
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,530,714
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	324,155
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,800,000	3,097,135
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	486,829
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,287,478

Total Biotechnology				52,991,466

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,901,292
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,337,166
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	9,112,054
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,080,000	7,620,963
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	96,379
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	489,038
Medtronic Inc., Senior Notes	3.500%	3/15/25	218,000	240,886

Total Health Care Equipment & Supplies				23,797,778

Health Care Providers & Services - 2.9%
Anthem Inc., Senior Notes	3.650%	12/1/27	4,000,000	4,462,063
Cigna Corp., Senior Notes	3.750%	7/15/23	475,000	507,517
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	315,715
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	808,283
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	2,038,976
Cigna Corp., Senior Notes	4.900%	12/15/48	6,560,000	8,187,640
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,088,000	1,150,479
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,128,000	1,293,486
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,033,776
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,380,000	5,416,004
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	282,189
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	175,827
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,539,180
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	3,030,930
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,443,984
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	72,118

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	$170,000	$181,282
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,452,251
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	155,372
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,261,312
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	863,558
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,900,000	6,700,449
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	4,387,280
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	90,000	89,268

Total Health Care Providers & Services				53,848,939

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,602,362
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	848,000	951,679
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	2,000,000	2,201,372
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,950,000	9,917,402
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,737,000	2,283,445
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	2,401,220
Johnson & Johnson, Senior Notes	0.550%	9/1/25	550,000	547,525
Johnson & Johnson, Senior Notes	0.950%	9/1/27	1,110,000	1,094,732
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	146,865
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	2,204,005
Pfizer Inc., Senior Notes	2.700%	5/28/50	14,700,000	13,919,970
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,418,381
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,359,362

Total Pharmaceuticals				41,048,320

TOTAL HEALTH CARE				171,686,503

INDUSTRIALS - 5.6%
Aerospace & Defense - 3.2%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,446,262
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	517,681
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	2,159,550
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	532,437
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	590,662
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	655,653
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	2,037,047
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	2,190,692
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	3,121,399
Boeing Co., Senior Notes	5.705%	5/1/40	1,370,000	1,707,957

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.750%	2/1/50	$860,000	$843,922
Boeing Co., Senior Notes	5.805%	5/1/50	5,700,000	7,342,842
Boeing Co., Senior Notes	5.930%	5/1/60	1,200,000	1,562,911
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	95,000
General Dynamics Corp., Senior Notes	4.250%	4/1/50	7,150,000	8,741,002
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	915,668
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,111,244
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	5,148,104
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	4,150,000	5,628,145
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,518,868
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	125,475
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	3,350,000	3,295,722

Total Aerospace & Defense				59,288,243

Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,521,610
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	162,036	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	163,856	(a)

Total Airlines				1,847,502

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	781,068
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	112,013
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	275,425
Carrier Global Corp., Senior Notes	3.577%	4/5/50	110,000	112,036

Total Building Products				1,280,542

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	4.750%	5/15/23	164,000	176,130
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,673

Total Commercial Services & Supplies				207,803

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,349,408

Industrial Conglomerates - 0.8%
3M Co., Senior Notes	2.375%	8/26/29	500,000	518,151
3M Co., Senior Notes	3.050%	4/15/30	1,000,000	1,087,179
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	5,016,481
General Electric Co., Senior Notes	3.450%	5/1/27	110,000	121,207

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	3.625%	5/1/30	$230,000	$252,851
General Electric Co., Senior Notes	5.875%	1/14/38	3,380,000	4,481,120
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,535,524
General Electric Co., Senior Notes	4.250%	5/1/40	230,000	260,397
General Electric Co., Senior Notes	4.350%	5/1/50	290,000	330,963

Total Industrial Conglomerates				14,603,873

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	4,240,000	4,910,079
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	259,620

Total Machinery				5,169,699

Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	269,727
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	958,847
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	611,923
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	2,137,782	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	3,508,622
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,750,814

Total Road & Rail				9,237,715

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	590,962

Transportation Infrastructure - 0.5%
DP World PLC, Senior Notes	5.625%	9/25/48	7,000,000	8,579,375	(a)

TOTAL INDUSTRIALS				103,155,122

INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.1%
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,090,000	1,382,531

IT Services - 2.0%
Mastercard Inc., Senior Notes	3.950%	2/26/48	12,000,000	13,948,712
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,260,000	9,490,236
Visa Inc., Senior Notes	2.700%	4/15/40	11,000,000	10,972,368
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	3,023,459

Total IT Services				37,434,775

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,190,000	2,138,505
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,180,000	1,330,796
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,760,000	1,928,788
Intel Corp., Senior Notes	4.750%	3/25/50	3,900,000	4,955,988
Micron Technology Inc., Senior Notes	2.497%	4/24/23	490,000	508,331
NVIDIA Corp., Senior Notes	3.500%	4/1/50	6,220,000	6,678,833

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	$2,150,000	$2,369,517
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	180,000	175,876
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	3,495,464

Total Semiconductors & Semiconductor Equipment				23,582,098

Software - 0.7%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	457,205
Oracle Corp., Senior Notes	1.650%	3/25/26	5,890,000	5,970,407
Oracle Corp., Senior Notes	2.875%	3/25/31	6,400,000	6,561,575

Total Software				12,989,187

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,812,635
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	7,401,510

Total Technology Hardware, Storage & Peripherals				9,214,145

TOTAL INFORMATION TECHNOLOGY				84,602,736

MATERIALS - 2.7%
Chemicals - 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	720,000	771,930	(a)

Metals & Mining - 1.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	304,008	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,673,600	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	117,354
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	8,921,483
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,328,416
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,347,791
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	500,717	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	530,789	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	11,382,630
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,603,277

Total Metals & Mining				32,710,065

Paper & Forest Products - 0.9%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	8,865,488	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	8,143,856

Total Paper & Forest Products				17,009,344

TOTAL MATERIALS				50,491,339

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$2,040,480	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	418,607	(a)

TOTAL REAL ESTATE				2,459,087

UTILITIES - 5.6%
Electric Utilities - 5.6%
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	700,000	714,955
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	9,960,000	10,870,071
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	24,125,824
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	13,220,000	15,329,517
MidAmerican Energy Co.	3.950%	8/1/47	4,231,000	4,861,475
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	1,220,000	1,220,088
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,553,701
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	580,000	502,217
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	17,710,000	20,598,944	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	19,750,000	24,351,750	(a)

TOTAL UTILITIES				104,128,542

TOTAL CORPORATE BONDS & NOTES (Cost - $1,218,806,590)				1,281,812,981

SOVEREIGN BONDS - 13.5%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,635,902

Colombia - 2.2%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	13,888,050
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	26,644,250

Total Colombia				40,532,300

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,381,475	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,423,648	(a)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	$2,000,000	$2,211,955	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	45,432,271

Total Indonesia				52,449,349

Israel - 0.6%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	7,148,527
State of Israel, Senior Notes	3.375%	1/15/50	4,000,000	4,164,428

Total Israel				11,312,955

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,303,062	(a)

Mexico - 3.1%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	58,160,452

Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	8,366,662
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,324,983

Total Panama				12,691,645

Peru - 0.5%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	702,289
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	9,228,454

Total Peru				9,930,743

Qatar - 2.0%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	36,254,414	(a)

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,329,477	(i)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	9,349,520	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$3,000,000	$3,484,725
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,531,110

Total Uruguay				6,015,835

TOTAL SOVEREIGN BONDS (Cost - $224,678,605)				250,965,654

ASSET-BACKED SECURITIES - 5.6%
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.688%	10/20/31	1,860,000	1,866,428	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.188%	4/20/31	2,530,000	2,530,848	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.368%	1/20/32	1,000,000	1,001,905	(a)(b)(j)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.188%	4/20/31	3,000,000	3,001,992	(a)(b)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.423%	4/15/34	9,440,000	9,472,719	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	1.934%	1/15/31	500,000	496,650	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.231%	7/27/31	1,983,665	1,985,748	(a)(b)
Carlyle US CLO Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	1.488%	4/20/31	1,739,954	1,742,287	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.888%	4/20/29	3,000,000	3,000,000	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.034%	10/15/31	1,160,000	1,164,080	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.196%	4/23/29	3,000,000	3,003,048	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.242%	4/15/34	2,390,000	2,389,993	(a)(b)
Dryden Senior Loan Fund, 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.231%	5/20/34	5,740,000	5,742,870	(a)(b)(k)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	1.784%	10/15/30	2,500,000	2,498,802	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.287%	10/29/29	1,250,000	1,251,789	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.194%	4/15/31	4,000,000	4,003,920	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.256%	7/25/27	$444,878	$445,091	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.538%	1/20/33	660,000	661,479	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.636%	11/30/32	700,000	703,215	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	1,500,000	1,500,000	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.438%	1/20/29	3,264,503	3,267,334	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	1.988%	1/20/29	1,420,000	1,431,618	(a)(b)
KKR CLO 18 Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	1.460%	7/18/30	2,750,000	2,753,701	(a)(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.504%	1/15/32	1,470,000	1,475,595	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	1.378%	1/20/31	2,250,000	2,258,089	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.788%	10/20/30	2,680,000	2,682,878	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.054%	10/15/29	5,030,000	5,050,558	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.154%	2/14/31	10,940,000	10,913,952	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.440%	10/19/32	1,260,000	1,261,208	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.988%	4/20/32	2,790,000	2,795,164	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.211%	7/20/34	4,680,000	4,680,000	(a)(b)(k)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.838%	10/13/29	2,500,000	2,507,817	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.476%	10/25/32	3,150,000	3,158,344	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.074%	4/15/29	1,750,000	1,752,310	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.228%	4/20/34	1,530,000	1,529,997	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.334%	10/15/31	2,300,000	2,302,482	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	23

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.586%	7/24/32	$2,500,000	$2,501,677	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.926%	10/24/31	2,360,000	2,369,440	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.674%	7/15/32	510,000	512,630	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $103,391,221)				103,667,658

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.1%
U.S. Government Obligations - 3.1%
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,225,192	(l)
U.S. Treasury Bonds	1.625%	11/15/50	680,000	581,187
U.S. Treasury Bonds	1.875%	2/15/51	56,740,000	51,606,803
U.S. Treasury Notes	2.500%	2/15/22	50,000	50,865
U.S. Treasury Notes	0.250%	11/15/23	115,000	115,157
U.S. Treasury Notes	0.250%	6/30/25	360,000	355,205
U.S. Treasury Notes	0.250%	9/30/25	310,000	304,775
U.S. Treasury Notes	0.375%	11/30/25	920,000	907,134
U.S. Treasury Notes	0.375%	1/31/26	40,000	39,338
U.S. Treasury Notes	0.625%	11/30/27	305,000	294,659
U.S. Treasury Notes	0.625%	12/31/27	400,000	385,813
U.S. Treasury Notes	1.250%	4/30/28	290,000	290,000
U.S. Treasury Notes	0.625%	5/15/30	1,350,000	1,247,511

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $57,562,352)				57,403,639

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,604,438,768)				1,693,849,932

			SHARES
SHORT-TERM INVESTMENTS - 5.4%
BNY Mellon Cash Reserve Fund (Cost - $99,992,109)	0.010%		99,992,109	99,992,109

TOTAL INVESTMENTS - 96.8% (Cost - $1,704,430,877)				1,793,842,041
Other Assets in Excess of Liabilities - 3.2%				58,967,030

TOTAL NET ASSETS - 100.0%				$1,852,809,071

See Notes to Schedule of Investments.

24	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of May 31, 2021.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of May 31, 2021.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2021, the total market value of investments in Affiliated Companies was $1,001,905 and the cost was $1,000,000 (Note 2).

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	25

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

At May 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Notes	187	9/21	$41,256,666	$41,277,328	$(20,662)
U.S. Treasury 5-Year Notes	147	9/21	18,209,370	18,206,179	3,191
U.S. Treasury 10-Year Notes	1,818	9/21	239,222,426	239,862,375	(639,949)
U.S. Treasury Long-Term Bonds	4,239	9/21	658,879,600	663,535,969	(4,656,369)
U.S. Treasury Ultra Long-Term Bonds	1,009	9/21	187,877,213	186,917,250	959,963

Net unrealized depreciation on open futures contracts					$(4,353,826)

At May 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$63,865,000	11/30/24	0.250% semi-annually	3-Month LIBOR quarterly	$19,100	$633,818

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.36 Index	$1,631,324,000	6/20/26	1.000% quarterly	$39,869,559	$34,770,398	$5,099,161

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

26	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

29

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$347,310,859	$7,625,745	$354,936,604
Other Corporate Bonds & Notes	—	926,876,377	—	926,876,377
Sovereign Bonds	—	250,965,654	—	250,965,654
Asset-Backed Securities	—	103,667,658	—	103,667,658
U.S. Government & Agency Obligations	—	57,403,639	—	57,403,639

Total Long-Term Investments	—	1,686,224,187	7,625,745	1,693,849,932

Short-Term Investments†	—	99,992,109	—	99,992,109

Total Investments	—	$1,786,216,296	$7,625,745	$1,793,842,041

Other Financial Instruments:
Futures Contracts††	$963,154	—	—	$963,154
Centrally Cleared Interest Rate Swaps††	—	$633,818	—	633,818
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	5,099,161	—	5,099,161

Total Other Financial Instruments	$963,154	$5,732,979	—	$6,696,133

Total	$963,154	$1,791,949,275	$7,625,745	$1,800,538,174

30

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$5,316,980	—	—	$5,316,980

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2021. The following transactions were effected in such company for the period ended May 31, 2021.

		Purchased		Sold
	Affiliate Value at February 28, 2021	Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$1,002,500	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$3,702	$(595)	$1,001,905

31